SUPPLEMENTAL INFORMATION - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Revenues
Net sales	$ 6,006	$ 6,300
Finance, interest and other income	451	473
Total Revenues	6,457	6,773
Costs and Expenses
Cost of goods sold	4,966	5,256
Selling, general and administrative expenses	539	590
Research and development expenses	244	227
Restructuring expenses	8	3
Interest expense	183	200
Other, net	168	251
Total Costs and Expenses	6,108	6,527
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	349	246
Income tax (expense)	(90)	(63)
Equity in income of unconsolidated subsidiaries and affiliates	5	19
Net income	264	202
Industrial activities
Revenues
Net sales	6,006	6,300
Finance, interest and other income	30	27
Total Revenues	6,036	6,327
Costs and Expenses
Cost of goods sold	4,966	5,256
Selling, general and administrative expenses	493	527
Research and development expenses	244	227
Restructuring expenses	8	3
Interest expense	83	120
Other, net	16	80
Total Costs and Expenses	5,810	6,213
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	226	114
Income tax (expense)	(54)	(23)
Equity in income of unconsolidated subsidiaries and affiliates	(3)	8
Results from intersegment investments	95	103
Net income	264	202
Financial services
Revenues
Net sales	0	0
Finance, interest and other income	474	502
Total Revenues	474	502
Costs and Expenses
Cost of goods sold	0	0
Selling, general and administrative expenses	46	63
Research and development expenses	0	0
Restructuring expenses	0	0
Interest expense	153	136
Other, net	152	171
Total Costs and Expenses	351	370
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	123	132
Income tax (expense)	(36)	(40)
Equity in income of unconsolidated subsidiaries and affiliates	8	11
Results from intersegment investments	0	0
Net income	$ 95	$ 103